SEGMENTED INFORMATION (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) ounce Customer Mine $ / Ounce	Dec. 31, 2021 Customer
Disclosure of operating segments [line items]
Number of operating mines | Mine	3
Other segment revenue coins and bullion | $	$ 11.6
Silver ounces sold in "Others" segment. | ounce	444,576
Sale of silver, average price per ounce | $ / Ounce	26.2
Number of customers	3	3
Percentage of entity's revenue	100.00%	100.00%
Three Customers [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	97.00%	99.00%
Major Meta Broker [Member]
Disclosure of operating segments [line items]
Number of customers | Customer	1
Percentage of entity's revenue	92.00%	93.00%